Reinsurance (Tables)	12 Months Ended
Dec. 31, 2015
Reinsurance Disclosures [Abstract]
Effect of reinsurance
The amounts in the consolidated statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

	Years Ended December 31,
	2015	2014	2013
	(In millions)
Premiums
Direct premiums	$39,516	$40,049	$38,476
Reinsurance assumed	1,454	1,472	1,472
Reinsurance ceded	(2,425)	(2,454)	(2,274)
Net premiums	$38,545	$39,067	$37,674
Universal life and investment-type product policy fees
Direct universal life and investment-type product policy fees	$10,424	$10,768	$10,197
Reinsurance assumed	105	126	139
Reinsurance ceded	(1,022)	(948)	(885)
Net universal life and investment-type product policy fees	$9,507	$9,946	$9,451
Policyholder benefits and claims
Direct policyholder benefits and claims	$41,233	$41,573	$40,211
Reinsurance assumed	1,023	962	1,047
Reinsurance ceded	(3,542)	(3,433)	(3,151)
Net policyholder benefits and claims	$38,714	$39,102	$38,107
Other expenses
Direct other expenses	$16,968	$17,334	$16,712
Reinsurance assumed	130	165	147
Reinsurance ceded	(329)	(408)	(257)
Net other expenses	$16,769	$17,091	$16,602
The amounts in the consolidated balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

	December 31,
	2015				2014
	Direct	Assumed	Ceded	Total Balance Sheet	Direct	Assumed	Ceded	Total Balance Sheet
	(In millions)
Assets
Premiums, reinsurance and other receivables	$6,044	$555	$16,103	$22,702	$6,111	$491	$15,642	$22,244
Deferred policy acquisition costs and value of business acquired	24,490	120	(480)	24,130	24,807	112	(477)	24,442
Total assets	$30,534	$675	$15,623	$46,832	$30,918	$603	$15,165	$46,686
Liabilities
Future policy benefits	$189,817	$2,062	$—	$191,879	$187,562	$2,024	$—	$189,586
Policyholder account balances	201,748	975	(1)	202,722	208,307	989	(2)	209,294
Other policy-related balances	13,939	310	6	14,255	14,131	285	6	14,422
Other liabilities	19,800	472	3,289	23,561	20,752	481	3,204	24,437
Total liabilities	$425,304	$3,819	$3,294	$432,417	$430,752	$3,779	$3,208	$437,739